Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Proceeds from related party debt	$ 3,968	$ 0	$ 37,954	$ 12,794